UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                     ---------

                       The Gabelli Dividend & Income Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            DIVIDEND &
                                                            INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Dividend & Income Trust's (the "Fund") total return was 0.92% on a net asset value ("NAV") basis, compared to a gain of 2.33% for the Standard & Poor's ("S&P") 500 Index. The Fund's market price, adjusted for distributions, declined 2.31% during the third quarter of 2007. The Fund's market price on September 30, 2007 was $21.51, which equates to a 13.68% discount to its NAV of $24.92 at the end of the quarter.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                          -----------------------------------------------------

                                                                                                           SINCE
                                                                                                         INCEPTION
                                                                      QUARTER     1 YEAR       3 YEAR    (11/28/03)
                                                                      -------     ------       ------    ----------
 GABELLI DIVIDEND & INCOME TRUST
    NAV TOTAL RETURN (B).........................................       0.92%     19.05%       16.10%      13.84%
    INVESTMENT TOTAL RETURN (C)..................................      (2.31)     19.87        13.08        8.83
  S&P 500 Index..................................................       2.33      16.78        13.24       12.12
  Dow Jones Industrial Average...................................       4.18      21.62        13.90       12.08
  Nasdaq Composite Index.........................................       3.77      19.62        12.51        8.71

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               COMMON STOCKS -- 92.0%
               AEROSPACE -- 1.2%
      10,000   Goodrich Corp................................  $      682,300
      60,000   Kaman Corp...................................       2,073,600
     100,000   Rockwell Automation Inc......................       6,951,000
   2,000,000   Rolls-Royce Group plc+.......................      21,380,637
                                                              --------------
                                                                  31,087,537
                                                              --------------
               AGRICULTURE -- 0.1%
      90,000   Archer-Daniels-Midland Co....................       2,977,200
                                                              --------------
               AUTOMOTIVE -- 0.5%
      30,000   Copart Inc.+.................................       1,031,700
     300,000   General Motors Corp..........................      11,010,000
      10,000   Navistar International Corp.+. ..............         617,000
                                                              --------------
                                                                  12,658,700
                                                              --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
     100,000   Dana Corp.+..................................          19,500
     390,000   Genuine Parts Co.............................      19,500,000
       2,000   Keystone Automotive Industries Inc.+.........          95,520
                                                              --------------
                                                                  19,615,020
                                                              --------------
               AVIATION: PARTS AND SERVICES -- 0.5%
      82,000   Sequa Corp., Cl. A+..........................      13,593,960
                                                              --------------
               BROADCASTING -- 1.0%
     700,000   Clear Channel Communications Inc. ...........      26,208,000
                                                              --------------
               BUILDING AND CONSTRUCTION -- 0.1%
      10,000   Florida Rock Industries Inc..................         624,900
      15,000   Layne Christensen Co.+.......................         832,200
                                                              --------------
                                                                   1,457,100
                                                              --------------
               BUSINESS SERVICES -- 0.2%
      10,000   CDW Corp.+...................................         872,000
      50,000   Intermec Inc.+...............................       1,306,000
     142,000   PHH Corp.+...................................       3,731,760
       1,000   United Rentals Inc...........................          32,170
                                                              --------------
                                                                   5,941,930
                                                              --------------
               CABLE AND SATELLITE -- 1.9%
     600,000   Cablevision Systems Corp., Cl. A+ ...........      20,964,000
      14,200   Cogeco Inc...................................         539,647
     230,000   EchoStar Communications Corp., Cl. A+ .......      10,766,300
      81,734   Liberty Global Inc., Cl. A+..................       3,352,729
      34,318   Liberty Global Inc., Cl. C+..................       1,326,734
     215,000   Rogers Communications Inc., Cl. B ...........       9,788,950
      50,000   The DIRECTV Group Inc.+......................       1,214,000
                                                              --------------
                                                                  47,952,360
                                                              --------------

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               COMMUNICATIONS EQUIPMENT -- 0.0%
      15,000   Thomas & Betts Corp.+........................  $      879,600
                                                              --------------
               CONSUMER PRODUCTS -- 3.6%
     270,000   Alberto-Culver Co............................       6,693,300
     400,000   Altadis SA...................................      28,142,423
      10,000   Altria Group Inc.............................         695,300
     115,000   Avon Products Inc............................       4,315,950
      40,000   Eastman Kodak Co.............................       1,070,400
      44,000   Fortune Brands Inc...........................       3,585,560
      55,000   Hanesbrands Inc.+............................       1,543,300
      80,000   Harman International Industries Inc. ........       6,921,600
      40,000   Kimberly-Clark Corp..........................       2,810,400
      60,000   Mattel Inc...................................       1,407,600
      40,000   Oakley Inc...................................       1,161,200
     175,000   Procter & Gamble Co..........................      12,309,500
   1,000,000   Swedish Match AB.............................      20,794,215
                                                              --------------
                                                                  91,450,748
                                                              --------------
               DIVERSIFIED INDUSTRIAL -- 3.2%
     153,000   Bouygues SA..................................      13,197,065
     230,000   Cooper Industries Ltd., Cl. A................      11,750,700
     500,000   General Electric Co..........................      20,700,000
     275,000   Honeywell International Inc..................      16,354,250
     100,000   ITT Corp.....................................       6,793,000
       2,000   Pentair Inc..................................          66,360
       2,000   Textron Inc..................................         124,420
   1,051,000   Tomkins plc..................................       4,886,647
     190,000   Tyco International Ltd.......................       8,424,600
     129,900   WHX Corp.+...................................         974,250
                                                              --------------
                                                                  83,271,292
                                                              --------------
               ELECTRONICS -- 1.4%
   1,075,000   Intel Corp...................................      27,799,500
     283,000   Trans-Lux Corp.+ (d).........................       1,485,750
     190,000   Tyco Electronics Ltd.........................       6,731,700
                                                              --------------
                                                                  36,016,950
                                                              --------------
               ENERGY AND UTILITIES: ELECTRIC -- 4.5%
      30,000   Allegheny Energy Inc.+.......................       1,567,800
     105,000   ALLETE Inc...................................       4,699,800
     280,000   American Electric Power Co. Inc. ............      12,902,400
     425,000   DPL Inc......................................      11,160,500
      17,500   DTE Energy Co................................         847,700
     273,000   Electric Power Development Co. Ltd...........      10,623,863
     220,000   FPL Group Inc................................      13,393,600
     590,000   Great Plains Energy Inc......................      16,997,900
     370,000   Integrys Energy Group Inc....................      18,955,100
     150,000   Pepco Holdings Inc...........................       4,062,000
     240,000   Pinnacle West Capital Corp...................       9,482,400

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: ELECTRIC (CONTINUED)
     110,000   The Southern Co..............................  $    3,990,800
     255,000   Unisource Energy Corp........................       7,621,950
                                                              --------------
                                                                 116,305,813
                                                              --------------
               ENERGY AND UTILITIES: INTEGRATED -- 9.4%
      12,000   Alliant Energy Corp..........................         459,840
     145,000   Ameren Corp..................................       7,612,500
   2,600,000   Aquila Inc.+.................................      10,426,000
      50,000   Avista Corp..................................       1,017,500
      15,000   Black Hills Corp.............................         615,300
      33,000   CH Energy Group Inc..........................       1,577,400
     108,000   Chubu Electric Power Co. Inc.................       2,797,197
     275,000   CONSOL Energy Inc............................      12,815,000
     200,000   Consolidated Edison Inc......................       9,260,000
       1,000   Dominion Resources Inc.......................          84,300
     205,000   Duke Energy Corp.............................       3,831,450
     430,000   Edison SpA...................................       1,404,127
     300,000   El Paso Corp.................................       5,091,000
      20,000   Endesa SA....................................       1,143,322
     300,000   Enel SpA.....................................       3,396,598
      47,000   Enel SpA, ADR................................       2,649,390
     144,000   Energy East Corp.............................       3,895,200
     168,000   FirstEnergy Corp.............................      10,641,120
     150,000   Hawaiian Electric Industries Inc. ...........       3,256,500
     250,000   Hera SpA.....................................       1,032,027
     121,500   Hokkaido Electric Power Co. Inc..............       2,628,542
     121,500   Hokuriku Electric Power Co...................       2,374,679
     114,958   Iberdrola SA, ADR............................       6,735,688
      80,500   Korea Electric Power Corp., ADR..............       1,863,575
     121,500   Kyushu Electric Power Co. Inc................       3,215,601
      21,000   Maine & Maritimes Corp.+.....................         594,720
      80,000   MGE Energy Inc...............................       2,675,200
      35,102   National Grid plc, ADR.......................       2,816,233
     255,000   NiSource Inc.................................       4,880,700
     600,000   NSTAR........................................      20,886,000
     481,000   OGE Energy Corp..............................      15,921,100
      33,000   Ormat Technologies Inc.......................       1,529,220
     330,000   Progress Energy Inc..........................      15,460,500
     155,000   Public Service Enterprise Group Inc. ........      13,638,450
     121,500   Shikoku Electric Power Co. Inc. .............       3,051,647
      15,000   TECO Energy Inc..............................         246,450
     121,500   The Chugoku Electric Power Co. Inc. .........       2,469,878
      35,000   The Empire District Electric Co. ............         790,650
     121,500   The Kansai Electric Power Co. Inc. ..........       2,776,629
     108,000   The Tokyo Electric Power Co. Inc. ...........       2,726,679
     121,500   Tohoku Electric Power Co. Inc................       2,596,809
     330,000   TXU Corp.....................................      22,595,100
     205,000   Vectren Corp.................................       5,594,450
     470,000   Westar Energy Inc............................      11,543,200

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

      85,000   Wisconsin Energy Corp........................  $    3,827,550
     230,000   Xcel Energy Inc..............................       4,954,200
                                                              --------------
                                                                 241,399,221
                                                              --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 2.8%
       8,000   AGL Resources Inc............................         316,960
      70,000   Atmos Energy Corp............................       1,982,400
      20,000   Delta Natural Gas Co. Inc....................         492,200
       6,000   Energen Corp.................................         342,720
      20,000   Kinder Morgan Energy Partners LP ............         988,000
     350,000   National Fuel Gas Co.........................      16,383,500
     210,000   Nicor Inc....................................       9,009,000
     220,000   ONEOK Inc....................................      10,428,000
     300,000   SEMCO Energy Inc.+...........................       2,367,000
     200,000   Sempra Energy................................      11,624,000
      30,000   South Jersey Industries Inc..................       1,044,000
      70,000   Southern Union Co............................       2,177,700
     150,000   Southwest Gas Corp...........................       4,243,500
     340,000   Spectra Energy Corp..........................       8,323,200
      60,000   The Laclede Group Inc........................       1,936,800
                                                              --------------
                                                                  71,658,980
                                                              --------------
               ENERGY AND UTILITIES: OIL -- 12.0%
      20,000   Anadarko Petroleum Corp......................       1,075,000
      40,000   Apache Corp..................................       3,602,400
      46,900   BG Group plc, ADR............................       4,041,870
     160,000   BP plc, ADR..................................      11,096,000
      40,000   Cameron International Corp.+.................       3,691,600
     140,000   Chesapeake Energy Corp.......................       4,936,400
     319,000   Chevron Corp.................................      29,852,020
       1,000   Cimarex Energy Co............................          37,250
     415,000   ConocoPhillips...............................      36,424,550
      78,000   Devon Energy Corp............................       6,489,600
     185,000   Eni SpA, ADR.................................      13,645,600
     225,000   Exxon Mobil Corp.............................      20,826,000
      30,000   Hess Corp....................................       1,995,900
     580,000   Marathon Oil Corp............................      33,071,600
     145,000   Murphy Oil Corp..............................      10,134,050
       4,000   Nabors Industries Ltd.+......................         123,080
       1,000   Niko Resources Ltd...........................          97,773
      10,000   Noble Corp...................................         490,500
     370,000   Occidental Petroleum Corp....................      23,709,600
      14,000   Oceaneering International Inc.+ .............       1,061,200
      30,000   PetroChina Co. Ltd., ADR.....................       5,553,300
     280,000   Repsol YPF SA, ADR...........................       9,940,000
     200,000   Royal Dutch Shell plc, Cl. A, ADR............      16,436,000
     885,000   Statoil ASA, ADR.............................      30,019,200
     200,000   Sunoco Inc...................................      14,156,000
     200,000   Total SA, ADR................................      16,206,000
      90,000   Transocean Inc.+.............................      10,174,500
                                                              --------------
                                                                 308,886,993
                                                              --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)


                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: SERVICES -- 3.7%
     135,000   ABB Ltd., ADR................................  $    3,541,050
      20,000   Baker Hughes Inc.............................       1,807,400
     266,000   Diamond Offshore Drilling Inc................      30,135,140
      19,500   Exterran Holdings Inc.+......................       1,566,633
     640,000   Halliburton Co...............................      24,576,000
     120,000   Schlumberger Ltd.............................      12,600,000
     290,000   Weatherford International Ltd.+..............      19,482,200
                                                              --------------
                                                                  93,708,423
                                                              --------------
               ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co.....................         429,000
      53,333   Aqua America Inc.............................       1,209,592
       6,000   Artesian Resources Corp., Cl. A .............         114,000
       3,000   California Water Service Group...............         115,470
      11,500   Connecticut Water Service Inc................         266,340
       1,000   Consolidated Water Co. Ltd...................          30,020
       6,000   Middlesex Water Co...........................         113,400
      25,466   Pennichuck Corp..............................         616,532
      82,000   SJW Corp.....................................       2,799,480
      16,800   Southwest Water Co...........................         212,184
       5,000   Suez SA......................................         295,099
     168,000   Suez SA, Strips+.............................           2,396
      36,000   United Utilities plc, ADR....................       1,026,832
       9,000   York Water Co................................         151,650
                                                              --------------
                                                                   7,381,995
                                                              --------------
               ENTERTAINMENT -- 0.6%
       8,000   Grupo Televisa SA, ADR ......................         193,360
     300,000   Time Warner Inc..............................       5,508,000
     200,000   Vivendi......................................       8,441,586
                                                              --------------
                                                                  14,142,946
                                                              --------------
               ENVIRONMENTAL SERVICES -- 0.7%
      80,000   Allied Waste Industries Inc.+................       1,020,000
       1,000   Hyflux Ltd...................................           1,932
      12,375   Veolia Environnement.........................       1,065,645
     409,000   Waste Management Inc.........................      15,435,660
                                                              --------------
                                                                  17,523,237
                                                              --------------
               EQUIPMENT AND SUPPLIES -- 1.4%
     110,000   CIRCOR International Inc.....................       4,995,100
      30,000   Lufkin Industries Inc........................       1,650,600
      60,000   Mueller Industries Inc.......................       2,168,400
     420,000   RPC Inc......................................       5,968,200
     300,000   Tenaris SA, ADR..............................      15,786,000
     300,000   Xerox Corp.+.................................       5,202,000
                                                              --------------
                                                                  35,770,300
                                                              --------------

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               FINANCIAL SERVICES -- 16.0%
      84,000   A.G. Edwards Inc.............................  $    7,035,000
     100,000   ABN AMRO Holding NV..........................       5,268,862
      20,000   ABN AMRO Holding NV, ADR.....................       1,050,000
      40,000   AFLAC Inc....................................       2,281,600
     180,000   AllianceBernstein Holding LP.................      15,852,600
     380,000   American Express Co..........................      22,560,600
     300,000   American International Group Inc. ...........      20,295,000
      40,000   Ameriprise Financial Inc.....................       2,524,400
      41,000   Astoria Financial Corp.......................       1,087,730
      67,635   Banco Bilbao Vizcaya
                 Argentaria SA, ADR.........................       1,574,544
     390,000   Bank of America Corp.........................      19,605,300
       5,000   BlackRock Inc................................         867,050
     100,000   Capital One Financial Corp...................       6,643,000
      50,000   CIGNA Corp...................................       2,664,500
      40,000   CIT Group Inc................................       1,608,000
     800,000   Citigroup Inc................................      37,336,000
     230,000   Commerce Bancorp Inc.........................       8,919,400
      40,000   Deutsche Bank AG.............................       5,135,600
     217,500   Discover Financial Services+.................       4,524,000
     140,000   Federal National Mortgage Association .......       8,513,400
      48,909   Fidelity National Financial Inc., Cl. A .....         854,929
      21,496   Fidelity National Information
                 Services Inc.  ............................         953,777
     160,000   Fifth Third Bancorp..........................       5,420,800
     100,000   First Horizon National Corp..................       2,666,000
      52,100   Flushing Financial Corp......................         875,280
      27,000   Hartford Financial Services Group Inc. ......       2,498,850
      70,000   HSBC Holdings plc, ADR.......................       6,482,000
      40,000   Hudson City Bancorp Inc......................         615,200
       1,000   International Securities
                 Exchange Holdings Inc......................          66,470
     470,000   JPMorgan Chase & Co..........................      21,535,400
      92,000   Legg Mason Inc...............................       7,754,680
      10,000   Lehman Brothers Holdings Inc.................         617,300
     100,000   Marshall & Ilsley Corp.......................       4,377,000
     162,000   Merrill Lynch & Co. Inc......................      11,547,360
     135,000   Morgan Stanley...............................       8,505,000
      64,000   National Australia Bank Ltd., ADR ...........      11,245,210
     190,000   New York Community Bancorp Inc...............       3,619,500
     100,000   NewAlliance Bancshares Inc...................       1,468,000
     200,000   Nuveen Investments Inc., Cl. A ..............      12,388,000
     200,000   PNC Financial Services Group Inc.............      13,620,000
     280,000   Popular Inc..................................       3,438,400
     220,000   Regions Financial Corp.......................       6,485,600
     100,000   SLM Corp.....................................       4,967,000
     545,220   Sovereign Bancorp Inc........................       9,290,549
      44,050   Sterling Bancorp.............................         616,700
     100,000   T. Rowe Price Group Inc......................       5,569,000

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------


               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      60,000   The Allstate Corp............................  $    3,431,400
     330,190   The Bank of New York Mellon Corp. ...........      14,574,587
       4,000   The Progressive Corp.........................          77,640
     290,000   The Travelers Companies Inc..................      14,598,600
       5,000   Unitrin Inc..................................         247,950
      30,974   Valley National Bancorp......................         687,003
     250,000   Wachovia Corp................................      12,537,500
     400,000   Waddell & Reed Financial Inc., Cl. A ........      10,812,000
      10,000   Washington Mutual Inc........................         353,100
       4,000   Webster Financial Corp.......................         168,480
     450,000   Wells Fargo & Co.............................      16,029,000
      85,200   Wilmington Trust Corp........................       3,314,280
     177,000   Zions Bancorporation.........................      12,154,590
                                                              --------------
                                                                 411,810,721
                                                              --------------
               FOOD AND BEVERAGE -- 7.3%
     180,000   Anheuser-Busch Companies Inc.................       8,998,200
     229,200   Cadbury Schweppes plc, ADR...................      10,662,384
      45,000   Campbell Soup Co.............................       1,665,000
      80,000   China Mengniu Dairy Co. Ltd..................         348,347
     185,000   ConAgra Foods Inc............................       4,834,050
     900,000   Davide Campari-Milano SpA....................       9,240,115
     300,000   General Mills Inc............................      17,403,000
     360,000   Groupe Danone................................      28,336,352
     100,000   H.J. Heinz Co................................       4,620,000
     140,000   ITO EN Ltd...................................       3,412,702
      42,000   ITO EN Ltd., Preference+.....................         835,502
       1,000   Kellogg Co...................................          56,000
     170,000   Kikkoman Corp................................       2,566,317
     380,000   Kraft Foods Inc., Cl. A......................      13,113,800
     100,000   Morinaga Milk Industry Co. Ltd. .............         400,470
     270,000   Nissin Food Products Co. Ltd.................       9,637,400
     500,000   Parmalat SpA.................................       1,775,300
     339,450   Parmalat SpA, GDR (a)........................       1,202,060
     320,000   PepsiAmericas Inc............................      10,380,800
      20,000   PepsiCo Inc..................................       1,465,200
       1,500   Pernod-Ricard SA.............................         327,318
       2,500   Remy Cointreau SA............................         181,095
      20,000   Royal Numico NV..............................       1,551,427
   1,100,000   Sara Lee Corp................................      18,359,000
     290,000   The Coca-Cola Co.............................      16,666,300
     100,000   The Hershey Co...............................       4,641,000
      62,000   Wm. Wrigley Jr. Co...........................       3,982,260
       3,000   Wm. Wrigley Jr. Co., Cl. B...................         190,830
     480,000   YAKULT HONSHA Co. Ltd........................      10,927,611
                                                              --------------
                                                                 187,779,840
                                                              --------------

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               HEALTH CARE -- 4.0%
      10,000   Advanced Medical Optics Inc.+................  $      305,900
       1,000   Bausch & Lomb Inc............................          64,000
     200,000   Boston Scientific Corp.+.....................       2,790,000
     115,000   Bristol-Myers Squibb Co......................       3,314,300
     155,000   Covidien Ltd.+...............................       6,432,500
     150,000   Dade Behring Holdings Inc....................      11,452,500
     175,000   Eli Lilly & Co...............................       9,962,750
      10,000   Health Management Associates Inc.,
                 Cl. A .....................................          69,400
      90,000   IMS Health Inc...............................       2,757,600
      50,000   Kyphon Inc.+.................................       3,500,000
       1,000   Manor Care Inc...............................          64,400
     220,000   Merck & Co. Inc..............................      11,371,800
     140,000   Owens & Minor Inc............................       5,332,600
     900,000   Pfizer Inc...................................      21,987,000
       8,300   Schiff Nutrition International Inc. .........          49,717
     250,000   Sierra Health Services Inc.+.................      10,547,500
      42,000   St. Jude Medical Inc.+.......................       1,850,940
       1,500   Ventana Medical Systems Inc.+................         128,865
     130,000   Wyeth........................................       5,791,500
      45,000   Zimmer Holdings Inc.+........................       3,644,550
                                                              --------------
                                                                 101,417,822
                                                              --------------
               HOTELS AND GAMING -- 1.3%
      22,000   Boyd Gaming Corp..............................        942,700
      95,000   Harrah's Entertainment Inc....................      8,258,350
     300,000   Hilton Hotels Corp............................     13,947,000
     705,882   Ladbrokes plc.................................      6,235,464
      45,000   Pinnacle Entertainment Inc.+..................      1,225,350
      32,000   Station Casinos Inc...........................      2,799,360
                                                              --------------
                                                                  33,408,224
                                                              --------------
               MACHINERY -- 0.4%
     150,000   CNH Global NV.................................      9,111,000
                                                              --------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.0%
       4,000   Skyline Corp..................................        120,320
                                                              --------------
               METALS AND MINING -- 1.3%
     130,000   Alcan Inc.....................................     13,010,400
     170,000   Alcoa Inc.....................................      6,650,400
      10,000   Alliance Holdings GP L.P......................        240,800
      20,000   Arch Coal Inc.................................        674,800
       8,000   BHP Billiton Ltd., ADR........................        628,800
       3,000   Fording Canadian Coal Trust...................        116,340
     100,000   Freeport-McMoRan Copper &
                 Gold Inc. ..................................     10,489,000
      10,000   Massey Energy Co..............................        218,200
      25,000   Peabody Energy Corp...........................      1,196,750
       1,000   Rio Tinto plc, ADR............................        343,400
       3,000   Westmoreland Coal Co.+........................         59,790
                                                              --------------
                                                                  33,628,680
                                                              --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

      SHARES/                                                      MARKET
       UNITS                                                        VALUE
     --------                                                     --------

               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.3%
     200,000   International Paper Co........................ $    7,174,000
                                                              --------------
               PUBLISHING -- 0.6%
     215,100   Dow Jones & Co. Inc...........................     12,841,470
      38,500   Idearc Inc....................................      1,211,595
      59,000   Tribune Co....................................      1,611,880
                                                              --------------
                                                                  15,664,945
                                                              --------------
               REAL ESTATE -- 0.0%
      18,000   Brookfield Asset Management Inc.,
                 Cl. A ......................................        693,000
                                                              --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     110,000   Equity Inns Inc...............................      2,483,800
                                                              --------------
               RETAIL -- 1.2%
     170,000   CVS Caremark Corp.............................      6,737,100
     142,000   Ingles Markets Inc., Cl. A....................      4,069,720
     410,000   Safeway Inc...................................     13,575,100
      22,000   Saks Inc......................................        377,300
     310,000   Sally Beauty Holdings Inc.+...................      2,619,500
      80,000   SUPERVALU Inc.................................      3,120,800
      20,000   Whole Foods Market Inc........................        979,200
                                                              --------------
                                                                  31,478,720
                                                              --------------
               SPECIALTY CHEMICALS -- 1.4%
       5,000   Arkema, ADR+..................................        303,701
     140,000   Ashland Inc...................................      8,429,400
     140,000   E.I. du Pont de Nemours & Co..................      6,938,400
     230,000   Ferro Corp....................................      4,595,400
     150,000   Huntsman Corp.................................      3,973,500
      10,000   Lyondell Chemical Co..........................        463,500
     100,000   Olin Corp.....................................      2,238,000
     225,000   The Dow Chemical Co...........................      9,688,500
      18,146   Tronox Inc., Cl. B............................        163,858
                                                              --------------
                                                                  36,794,259
                                                              --------------
               TELECOMMUNICATIONS -- 7.1%
     230,000   Alltel Corp...................................     16,026,400
     400,000   AT&T Inc......................................     16,924,000
     560,000   Avaya Inc.+...................................      9,497,600
     550,000   BCE Inc.......................................     22,027,500
      47,125   Bell Aliant Regional
                 Communications
                 Income Fund (a)(b)..........................      1,518,006
      71,000   BT Group plc, ADR.............................      4,460,930
       2,000   CenturyTel Inc................................         92,440
      50,000   Compania de Telecomunicaciones
                 de Chile SA, ADR  ..........................        411,500

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

     400,000   Deutsche Telekom AG, ADR...................... $    7,852,000
      30,000   Embarq Corp. .................................      1,668,000
      55,000   France Telecom SA, ADR........................      1,839,200
     210,000   Hellenic Telecommunications
                 Organization SA, ADR........................      3,945,900
     250,000   Portugal Telecom SGPS SA......................      3,504,256
      50,000   Portugal Telecom SGPS SA, ADR.................        702,000
      70,000   Qwest Communications
                 International Inc.+.........................        641,200
     840,000   Sprint Nextel Corp............................     15,960,000
      21,333   Telecom Corp. of New Zealand
                 Ltd., ADR  .................................        361,813
     200,000   Telecom Italia SpA, ADR.......................      6,054,000
      26,000   Telefonica SA, ADR............................      2,178,280
     205,000   Telefonos de Mexico SAB de CV,
                 Cl. L, ADR .................................      6,738,350
     130,000   Telstra Corp. Ltd., ADR.......................      2,507,947
      76,100   TELUS Corp., Non-Voting, ADR..................      4,288,619
   1,050,000   Verizon Communications Inc....................     46,494,000
     200,000   Vodafone Group plc, ADR.......................      7,260,000
                                                              --------------
                                                                 182,953,941
                                                              --------------
               TRANSPORTATION -- 0.5%
       4,000   Frontline Ltd.................................        193,120
     255,000   GATX Corp.....................................     10,901,262
      24,000   Golden Ocean Group Ltd........................        160,928
       3,000   Ship Finance International Ltd. ..............         78,810
      30,000   Teekay Corp...................................      1,764,300
                                                              --------------
                                                                  13,098,420
                                                              --------------
               WIRELESS COMMUNICATIONS -- 0.6%
       7,000   Crown Castle International Corp.+ ............        284,410
     400,000   Dobson Communications Corp.,
                 Cl. A+ .....................................      5,116,000
     110,000   United States Cellular Corp.+. ...............     10,802,000
      15,000   Vimpel-Communications, ADR....................        405,600
                                                              --------------
                                                                  16,608,010
                                                              --------------
               TOTAL COMMON STOCKS...........................  2,364,114,007
                                                              --------------

               CONVERTIBLE PREFERRED STOCKS -- 1.5%
               AEROSPACE -- 0.0%
       8,200   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B.....................      1,184,490
                                                              --------------
               AUTOMOTIVE -- 0.0%
      12,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A.....................        251,460
                                                              --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A.....................        777,582
                                                              --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
     --------                                                    --------

               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                 6.000% Cv. Pfd.............................. $        6,000
                                                              --------------
               DIVERSIFIED INDUSTRIAL -- 0.4%
     178,400   Owens-Illinois Inc.,
                 4.750% Cv. Pfd..............................      8,028,000
      75,000   Smurfit-Stone Container Corp.,
                 7.000% Cv. Pfd., Ser. A.....................      1,560,000
                                                              --------------
                                                                   9,588,000
                                                              --------------
               ENERGY AND UTILITIES -- 0.3%
       5,000   Chesapeake Energy Corp.,
                 5.000% Cv. Pfd. (a).........................        732,500
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd., Ser. B.....................      1,760,000
     129,900   El Paso Energy Capital Trust I,
                 4.750% Cv. Pfd., Ser. C.....................      5,350,581
                                                              --------------
                                                                   7,843,081
                                                              --------------
               ENTERTAINMENT -- 0.1%
      80,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B.....................      1,674,400
                                                              --------------
               FINANCIAL SERVICES -- 0.2%
       1,500   Doral Financial Corp.,
                 4.750% Cv. Pfd..............................        183,750
     137,000   Newell Financial Trust I,
                 5.250% Cv. Pfd..............................      6,452,700
                                                              --------------
                                                                   6,636,450
                                                              --------------
               HEALTH CARE -- 0.0%
      12,000   Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B.....................        555,000
                                                              --------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B.....................      2,274,500
     120,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd..............................      7,110,000
                                                              --------------
                                                                   9,384,500
                                                              --------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp.,
                 $2.50 Cv. Pfd. .............................        326,250
         982   Kansas City Southern,
                 4.250% Cv. Pfd..............................      1,311,865
                                                              --------------
                                                                   1,638,115
                                                              --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS............................     39,539,078
                                                              --------------

   PRINCIPAL                                                      MARKET
    AMOUNT                                                         VALUE
   ---------                                                     --------

               CONVERTIBLE CORPORATE BONDS -- 1.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
 $   500,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09............................ $      478,750
                                                              --------------
               BROADCASTING -- 0.5%
     100,000   Lin Television Corp., Sub. Deb. Cv.,
                 2.500%, 05/15/33............................         97,750
  13,000,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12............................     12,155,000
                                                              --------------
                                                                  12,252,750
                                                              --------------
               COMMUNICATIONS EQUIPMENT -- 0.4%
  10,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09............................     10,150,000
                                                              --------------
               ENTERTAINMENT -- 0.1%
   1,500,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23............................      1,835,625
                                                              --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                 3.500%, 11/15/12............................        522,500
                                                              --------------
               REAL ESTATE -- 0.0%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/24                                     77,500
   1,000,000     3.250%, 05/15/24 (a)                                775,000
                                                              --------------
                                                                     852,500
                                                              --------------
               TELECOMMUNICATIONS -- 0.2%
   3,750,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08............................      3,698,438
                                                              --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS.............................     29,790,563
                                                              --------------

      SHARES
     --------

               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR,
                 expire 12/31/15+ (a)(b)(c)..................          1,178
                                                              --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

     PRINCIPAL                                                    MARKET
      AMOUNT                                                       VALUE
     ---------                                                   --------

               SHORT-TERM OBLIGATIONS -- 5.3%
               REPURCHASE AGREEMENTS -- 5.0%
 $87,573,000   Barclays Capital Inc.,
                 3.900%, dated 09/28/07,
                 due 10/01/07, proceeds at maturity,
                 $87,601,461 (e)............................. $   87,573,000
  40,000,000   Daiwa Securities America Inc.,
                 3.850%, dated 09/28/07,
                 due 10/01/07, proceeds at maturity,
                 $40,012,833 (f).............................     40,000,000
                                                              --------------
                                                                 127,573,000
                                                              --------------
               U.S. TREASURY BILLS -- 0.3%
   8,780,000   U.S. Treasury Bill,
                 4.952%++, 10/18/07..........................      8,759,995
                                                              --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS    .............................    136,332,995
                                                              --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $2,063,505,775)................................... $2,569,777,821
                                                              ==============

   --------------
            Aggregate cost................................... $2,063,505,775
                                                              ==============
            Gross unrealized appreciation.................... $  550,782,798
            Gross unrealized depreciation....................    (44,510,752)
                                                              --------------
            Net unrealized appreciation (depreciation) ...... $  506,272,046
                                                              ==============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of Rule 144A securities amounted to $4,228,744 or 0.16% of total investments. Except as noted in (c), these securities are liquid.
(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $1,519,184 or 0.06% of total investments.
(c) At September 30, 2007, the Fund held an investment in a restricted and illiquid security amounting to $1,178 or 0.00% of total investments, which was valued under methods approved by the Board, as follows:

                                                                      09/30/07
ACQUISITION                             ACQUISITION  ACQUISITION  CARRYING VALUE
  SHARES     ISSUER                         DATE         COST        PER UNIT
-----------  ------                     -----------  -----------  --------------
   650       Parmalat SpA, GDR
              warrants expire 12/31/15 ...11/09/05      $0.00        $1.8123

(d) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
(e) Collateralized by $77,275,000 U.S. Treasury Bond, 6.250%, due 08/15/23, market value $89,324,460.
(f) Collateralized by $39,709,000 U.S. Treasury Note, 5.625%, due 05/15/08, market value $40,800,998.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
GDR  Global Depository Receipt

                                         % OF
                                        MARKET      MARKET
                                        VALUE        VALUE
                                       -------      ------
GEOGRAPHIC DIVERSIFICATION
North America ....................      79.7%   $2,047,497,066
Europe............................      14.3       366,104,437
Latin America.....................       2.7        69,207,915
Japan.............................       2.4        63,041,527
Asia/Pacific......................       0.9        23,926,876
                                      ------    --------------
Total Investments ................     100.0%   $2,569,777,821
                                      ======    ==============


               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap, interest rate cap, or equity swap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk and exposure to loss in excess of the related amounts reflected below.

In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the counterparty) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap.

An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock.

Interest rate swap, equity swap, and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in

                       THE GABELLI DIVIDEND & INCOME TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap, equity swap, or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2007 are as follows:

                                                                                  NET
         NOTIONAL                        FLOATING RATE*       TERMINATION     UNREALIZED
          AMOUNT        FIXED RATE    (RATE RESET MONTHLY)       DATE        APPRECIATION
          ------        ----------    --------------------       ----        ------------
       $100,000,000        4.01%              5.72%            06/02/10      $1,413,899

----------------
* Based on Libor (London Interbank Offered Rate).

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at September 30, 2007 are as follows:

                                                                                                                        NET
                                                                                                                    UNREALIZED
         NOTIONAL                         EQUITY SECURITY                 INTEREST RATE/            TERMINATION    APPRECIATION/
          AMOUNT                             RECEIVED                 EQUITY SECURITY PAID              DATE      (DEPRECIATION)
          ------                             --------                 --------------------          -----------   --------------
                                           Market Value                Overnight LIBOR plus
                                         Appreciation on:          Market Value Depreciation on:
 $ 4,020,415 (344,000 Shares)          Cadbury Schweppes plc            Cadbury Schweppes plc         02/15/08       $(35,394)
  23,303,430 (1,800,000 Shares)  Imperial Chemical Industries plc  Imperial Chemical Industries plc   05/15/08        203,309
                                                                                                                    ---------
                                                                                                                     $167,915
                                                                                                                     ========

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October currency losses at December 31, 2006 were $449,565.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422




TRUSTEES

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Edward T. Tokar
   SENIOR MANAGING DIRECTOR,
   BEACON TRUST COMPANY

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                    5.875%       6.00%
                        Common     Preferred   Preferred
                        ------     ---------   ---------
NYSE-Symbol:              GDV       GDV PrA     GDV PrD
Shares Outstanding:   83,888,570   3,200,000   2,600,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A and Series D Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM






                                                      THIRD QUARTER REPORT
                                                      SEPTEMBER 30, 2007




                                                                     GDV Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.